Significant accounting policies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies Text Block Abstract
Interest payment	R$ 783	R$ 406	R$ 549